Financial Risk Management (Details) - Schedule of corporation's exchange gains and losses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of corporation's exchange gains and losses [Abstract]
Gain	$ 383,199	$ 426,164	$ 390,008
Loss	$ (430,410)	$ (429,930)	$ (422,578)